Financial risk management - Schedule Of Items Exposed To Interest Rate Risk And Repricing Gap (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Assets [Abstract]
Cash and due from banks	S/ 13,193,411	S/ 17,104,465
Inter-bank funds	296,119	30,002
Investments at amortized cost	63,295,479	64,217,975
Loans and receivables	45,502,998	43,005,583
Other assets	1,778,559	1,887,454
Total assets	87,482,632	89,953,909
Financial Liabilities [Abstract]
Deposits and obligations	48,530,708	48,897,944
Due to banks and correspondents	7,100,646	8,522,849
Inter-bank funds	30,012	0
Bonds, notes and other obligations	7,906,303	8,389,672
Insurance contract liabilities	10,602,372	11,958,058
Other liabilities	3,138,932	2,477,601
Total equity, net	10,045,951	9,555,362	S/ 8,953,949	S/ 8,903,448
Total liabilities and equity, net	87,482,632	89,953,909
Off- balance sheet accounts
Derivatives held as assets	312,718	478,822
Derivatives held as liabilities	13,156
Mining rights [member]
Financial Assets [Abstract]
Cash and due from banks	13,193,411	17,104,465
Inter-bank funds	296,119	30,002
Investments at fair value through other comprehensive income	17,551,826	18,544,993
Investments at amortized cost	3,302,779	3,296,030
Loans and receivables	45,502,998	43,005,583
Other assets	5,499,424	4,952,026
Total assets	85,346,557	86,933,099
Financial Liabilities [Abstract]
Deposits and obligations	48,530,708	48,897,944
Due to banks and correspondents	7,100,646	8,522,849
Inter-bank funds	30,012
Bonds, notes and other obligations	7,906,303	8,389,672
Insurance contract liabilities	10,602,372	11,958,058
Other liabilities	2,982,758	2,216,227
Total equity, net	10,045,951	9,555,362
Total liabilities and equity, net	87,198,750	89,540,112
Off- balance sheet accounts
Derivatives held as assets	2,579,164	2,357,967
Derivatives held as liabilities	2,579,164	2,357,967
Marginal gap	(1,852,193)	(2,607,013)
Mining rights [member] | Noninterest Bearing Financial Instruments [Member]
Financial Assets [Abstract]
Cash and due from banks	4,012,293	3,931,419
Investments at fair value through other comprehensive income	512,884	623,718
Loans and receivables	540,969	457,457
Other assets	4,173,670	4,045,772
Total assets	8,157,878	8,143,452
Financial Liabilities [Abstract]
Deposits and obligations	8,684,678	9,270,255
Other liabilities	2,169,867	1,754,817
Total equity, net	10,045,951	9,555,362
Total liabilities and equity, net	20,900,496	20,580,434
Off- balance sheet accounts
Derivatives held as assets	0	599,700
Net Derivative Financial Assets And Liabilities Held For Hedging		599,700
Marginal gap	(12,742,618)	(11,837,282)
Cumulative gap	(1,852,193)	(2,607,013)
Up to 1 month [member] | Mining rights [member]
Financial Assets [Abstract]
Cash and due from banks	8,824,601	11,898,425
Inter-bank funds	296,119	30,002
Investments at fair value through other comprehensive income	640,301	714,470
Loans and receivables	4,596,996	3,056,324
Other assets	1,054,346	202,455
Total assets	15,412,363	15,901,676
Financial Liabilities [Abstract]
Deposits and obligations	30,713,163	33,250,863
Due to banks and correspondents	606,091	587,776
Inter-bank funds	30,012
Bonds, notes and other obligations	2,532,625	213,362
Insurance contract liabilities	106,335	93,427
Other liabilities	464,731	114,629
Total liabilities and equity, net	34,452,957	34,260,057
Off- balance sheet accounts
Derivatives held as assets	1,681,974
Derivatives held as liabilities	1,681,974
Marginal gap	(19,040,594)	(18,358,381)
Cumulative gap	(19,040,594)	(18,358,381)
From 1 to 3 months [member] | Mining rights [member]
Financial Assets [Abstract]
Cash and due from banks	23,810	1,025,641
Investments at fair value through other comprehensive income	1,129,911	1,037,091
Investments at amortized cost	71,640	70,856
Loans and receivables	5,750,591	6,033,992
Other assets	99,405	138,208
Total assets	7,075,357	8,305,788
Financial Liabilities [Abstract]
Deposits and obligations	1,688,546	2,205,564
Due to banks and correspondents	1,239,640	685,191
Bonds, notes and other obligations	3,614	27,690
Insurance contract liabilities	208,257	183,175
Other liabilities	131,845	131,645
Total liabilities and equity, net	3,271,902	3,233,265
Off- balance sheet accounts
Marginal gap	3,803,455	5,072,523
Cumulative gap	(15,237,139)	(13,285,858)
From 3 months to 1 year [member] | Mining rights [member]
Financial Assets [Abstract]
Cash and due from banks	303,812	188,458
Investments at fair value through other comprehensive income	275,048	334,042
Investments at amortized cost	494,872
Loans and receivables	10,366,009	10,498,942
Other assets	69,828	67,572
Total assets	11,509,569	11,089,014
Financial Liabilities [Abstract]
Deposits and obligations	6,098,329	3,540,717
Due to banks and correspondents	1,072,666	1,795,332
Bonds, notes and other obligations	233,891	165,171
Insurance contract liabilities	932,909	810,746
Other liabilities	120,143	92,945
Total liabilities and equity, net	8,457,938	6,404,911
Off- balance sheet accounts
Marginal gap	3,051,631	4,684,103
Cumulative gap	(12,185,508)	(8,601,755)
From 1 to 5 years [member] | Mining rights [member]
Financial Assets [Abstract]
Cash and due from banks	6,815	60,522
Investments at fair value through other comprehensive income	4,159,999	4,339,422
Investments at amortized cost	1,084,113	1,600,220
Loans and receivables	18,886,533	18,122,112
Other assets	73,523	497,774
Total assets	24,210,983	24,620,050
Financial Liabilities [Abstract]
Deposits and obligations	1,022,471	369,270
Due to banks and correspondents	3,023,988	4,488,578
Bonds, notes and other obligations	4,895,031	6,546,370
Insurance contract liabilities	4,417,141	3,752,061
Other liabilities	90,410	108,032
Total liabilities and equity, net	13,449,041	15,264,311
Off- balance sheet accounts
Derivatives held as assets	897,190	1,758,267
Derivatives held as liabilities	897,190	1,758,267
Marginal gap	10,761,942	9,355,739
Cumulative gap	(1,423,566)	753,984
From 5 years onwards [member] | Mining rights [member]
Financial Assets [Abstract]
Cash and due from banks	22,080
Investments at fair value through other comprehensive income	10,833,683	11,496,250
Investments at amortized cost	1,652,154	1,624,954
Loans and receivables	6,443,838	5,751,670
Other assets	28,652	245
Total assets	18,980,407	18,873,119
Financial Liabilities [Abstract]
Deposits and obligations	323,521	261,275
Due to banks and correspondents	1,158,261	965,972
Bonds, notes and other obligations	241,142	1,437,079
Insurance contract liabilities	4,937,730	7,118,649
Other liabilities	5,762	14,159
Total liabilities and equity, net	6,666,416	9,797,134
Off- balance sheet accounts
Derivatives held as liabilities	0	599,700
Net Derivative Financial Assets And Liabilities Held For Hedging		(599,700)
Marginal gap	12,313,991	8,476,285
Cumulative gap	S/ 10,890,425	S/ 9,230,269